Consolidated Statements of Operations and Comprehensive Income/(Loss) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 745,801,886,000	$ 114,299,140	¥ 576,888,484,000	¥ 462,019,759,000
Cost of revenues	(636,693,551,000)	(97,577,556)	(492,467,391,000)	(396,066,126,000)
Fulfillment	(48,700,211,000)	(7,463,634)	(36,968,041,000)	(32,009,658,000)
Marketing	(27,155,972,000)	(4,161,835)	(22,234,045,000)	(19,236,740,000)
Research and development	(16,148,948,000)	(2,474,935)	(14,618,677,000)	(12,144,383,000)
General and administrative	(6,409,131,000)	(982,242)	(5,490,159,000)	(5,159,666,000)
Impairment of goodwill and intangible assets | ¥				(22,317,000)
Gain on sale of development properties	1,648,747,000	252,682	3,884,709,000
Income/(loss) from operations	12,342,820,000	1,891,620	8,994,880,000	(2,619,131,000)
Other income/(expense)
Share of results of equity investees	4,291,453,000	657,694	(1,738,219,000)	(1,113,105,000)
Interest income	2,753,360,000	421,971	1,785,572,000	2,117,921,000
Interest expense	(1,125,181,000)	(172,442)	(725,010,000)	(854,538,000)
Others, net	32,556,439,000	4,989,493	5,375,309,000	95,175,000
Income/(loss) before tax	50,818,891,000	7,788,336	13,692,532,000	(2,373,678,000)
Income tax expenses	(1,481,645,000)	(227,072)	(1,802,440,000)	(426,872,000)
Net income/(loss)	49,337,246,000	7,561,264	11,890,092,000	(2,800,550,000)
Net loss attributable to non-controlling interests shareholders	(74,618,000)	(11,436)	(297,163,000)	(311,409,000)
Net income attributable to mezzanine equity classified as non-controlling interests shareholders	6,641,000	1,018	3,100,000	2,492,000
Net income/(loss) attributable to ordinary shareholders	49,405,223,000	7,571,682	12,184,155,000	(2,491,633,000)
Net income/(loss)	49,337,246,000	7,561,264	11,890,092,000	(2,800,550,000)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(7,954,841,000)	(1,219,133)	793,671,000	2,696,784,000
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains, net of tax	705,279,000	108,089	312,723,000	237,585,000
Reclassification adjustment for gains recorded in net income, net of tax	(760,081,000)	(116,488)	(258,537,000)	(260,712,000)
Net unrealized gains/(losses) on available-for-sale securities	(54,802,000)	(8,399)	54,186,000	(23,127,000)
Total other comprehensive income/(loss)	(8,009,643,000)	(1,227,532)	847,857,000	2,673,657,000
Total comprehensive income/(loss)	41,327,603,000	6,333,732	12,737,949,000	(126,893,000)
Total comprehensive loss attributable to non-controlling interests shareholders	(373,046,000)	(57,172)	(253,357,000)	(311,409,000)
Total comprehensive income attributable to mezzanine equity classified as non-controlling interests shareholders	6,641,000	1,018	3,100,000	2,492,000
Total comprehensive income attributable to ordinary shareholders	¥ 41,694,008,000	$ 6,389,886	¥ 12,988,206,000	¥ 182,024,000
Basic
Net income/(loss) per share | (per share)	¥ 16.35	$ 2.51	¥ 4.18	¥ (0.87)
Diluted
Net income/(loss) per share | (per share)	¥ 15.84	$ 2.43	¥ 4.11	¥ (0.87)
Weighted average number of shares
Basic	3,021,808,985	3,021,808,985	2,912,637,241	2,877,902,678
Diluted	3,109,024,030	3,109,024,030	2,967,321,803	2,877,902,678
Products
Net revenues
Total net revenues	¥ 651,879,240,000	$ 99,904,864	¥ 510,733,967,000	¥ 416,108,746,000
Service
Net revenues
Total net revenues	¥ 93,922,646,000	$ 14,394,276	¥ 66,154,517,000	¥ 45,911,013,000